SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Total of Accounts payable	$ 862,603	$ 866,929
Suppliers [Member]
Total of Accounts payable	$ 862,603	$ 866,929